Provisions and contingencies Provisions and contingencies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Beginning balance	$ 5,265
Adoption IFRS 16	(3,049)
Provisions used during the year	(325)
Ending balance	1,891
Non-current		$ 1,591	$ 4,288	[1]
Current		300
Total	5,265	1,891	5,265
Additions to right-of-use assets	87,900
Onerous contract
Disclosure of other provisions [line items]
Beginning balance	5,265
Adoption IFRS 16	(3,049)
Provisions used during the year	(325)
Ending balance	1,891
Non-current		1,591
Current		300
Total	5,265	$ 1,891	$ 5,265
Additions to right-of-use assets	$ 3,000

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.